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                              BOSTON BALANCED FUND

                        (A SERIES OF THE COVENTRY GROUP)

                        SUPPLEMENT DATED OCTOBER 2, 2000
                         PROSPECTUS DATED JUNE 30, 2000

In order to reflect a new telephone number to be used in order to contact the Fund, the Prospectus is supplemented as follows:

1. The following information replaces the disclosure in the Prospectus on Page 9 under the heading "By Wire Transfer":

         Before wiring funds, you should call 1-800-282-8782, ext. 4050, or 1-617-695-4050 to advise that an initial investment will be made by wire and to receive an account number.

2. The following information replaces the disclosure in the Prospectus on Page 10 under the heading "By Telephone":

         1. Call 1-800-282-8782, ext. 4050 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

3. The following information replaces the disclosure in the Prospectus on Page 10 under the heading "By Mail":

         2(a). Call 1-800-282-8782, ext. 4050 to request redemption forms or write a letter of instruction indicating:
         -    your Fund and account number
         -    amount you wish to redeem
         -    address to which your check should be sent
         -    account owner signature

4. The following information replaces the disclosure in the Prospectus on Page 10 under the heading "By Wire Transfer":

         Call 1-800-282-8782, ext. 4050 to request a wire transfer.

5. The following information replaces the disclosure in the Prospectus on Page 12 under the heading "Instructions for Exchanging Shares":

         Exchanges may be made by sending a written request to Boston Trust Mutual Funds, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108, or by calling 1-800-282-8782, ext. 4050.

6. The following information replaces the disclosure in the Prospectus on the Back Cover under the heading "Statement of Additional Information (SAI)":

         You can get free copies of reports and the SAI, or request other information and discuss your questions about the Fund by contacting the Fund at:

                  Boston Trust Mutual Funds
                  c/o United States Trust Company of Boston
                  40 Court Street
                  Boston, Massachusetts 02108
                  Telephone: 1-800-282-8782 x 4050

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE




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                              BOSTON BALANCED FUND
                           WALDEN SOCIAL BALANCED FUND
                            WALDEN SOCIAL EQUITY FUND

                      (EACH A SERIES OF THE COVENTRY GROUP)

                        SUPPLEMENT DATED OCTOBER 2, 2000
             STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000

The following information replaces the disclosure in the Statement of Additional Information on Page 1:

     Copies of the Prospectuses may be obtained by writing the Boston Trust Mutual Funds c/o United States Trust Company of Boston at 40 Court Street, Boston, Massachusetts 02108, or by telephoning toll free (800) 282-8782, ext. 4050.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE